Lease Liabilities - (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Summary of lease liabilites

December 31,	2025	2024

Opening balance	$69	$76
Additions	25	24
Lease interest	4	4
Payments made against lease liabilities (principal and interest)	(27)	(24)
Disposals	-	(7)
Lease remeasurement adjustment	-	(1)
Currency translation effects	1	(3)
Closing balance	$72	$69

Current portion of lease liabilities	$22	$22
Non-current portion of lease liabilities	50	47
Lease liabilities	$72	$69

Schedule of Total Cash Outflow Related to Lease

The total cash outflow related to leases were as follows:

Years ended December 31,	2025	2024

Payments made against lease liabilities (principal and interest)	$27	$24
Short-term and low value leases	1	1
Variable lease payments in:
COGS	2	1
SG&A	1	1
Total cash outflow for leases	$31	$27

Summary of Future minimum lease payments under non-cancellable leases were as follows

Future minimum lease payments under non-cancellable leases were as follows:

December 31, 2025

2026	$26
2027	22
2028	13
2029	8
2030	5
Thereafter	7
$81
Less:
Imputed interest	9
Short-term leases	-
Low-value leases	-
Lease liabilities	$72